SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Other than policies noted below, there have been no significant changes to the significant accounting policies disclosed in Note 2 of the audited consolidated financial statements as of and for the years ended December 31, 2021 and 2020.

Use of estimates

The preparation of the Condensed Consolidated Financial Statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported in the Condensed Consolidated Financial Statements and accompanying notes. We base our estimates on historical experience and on various other factors we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the useful lives of property and equipment, revenue recognition, the determination of the incremental borrowing rate used for operating lease liabilities, allowances for doubtful accounts and customer chargebacks, the valuation of financial instruments, including the fair value of share-based awards, redeemable preferred stock, warrant liabilities, earn-outs issued in connection with the business combination, acquisition purchase price allocations, the valuation of intangible and other long-lived assets, income taxes, impairment of goodwill and indefinite life intangibles, capitalization of software development costs, and other contingencies.

The COVID-19 pandemic has created and may continue to create significant uncertainty in macroeconomic conditions, which may cause further business disruptions and adversely impact our results of operations. As a result, many of our estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, our estimates may change materially in future periods.

Certain risks and concentrations

Our business is subject to certain risks and concentrations including dependence on relationships with travel suppliers, primarily airlines, dependence on third-party technology providers, exposure to risks associated with online commerce security and payment related fraud. We also rely on global distribution system partners and third-party service providers for certain fulfillment services.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. Significant customers are those that represent more than 10% of the Company’s total revenue or total accounts receivable and contract assets. As of September 30, 2022, two customers accounted for 23% of total accounts receivable and contract assets. The Company’s cash and cash equivalents are on deposit with major financial institutions. Such deposits may be in excess of insured limits. The Company believes that the financial institutions that hold the Company’s cash are financially sound, and accordingly, minimum credit risk exists with respect to these balances. The Company has not experienced any losses due to institutional failure or bankruptcy. The Company performs credit evaluations of its customers and generally does not require collateral for sales on credit. The Company’s accounts receivable comprises of amounts due from affiliates, airline companies and global distribution system companies which are well established institutions that the Company believes to be of high quality. The Company reviews accounts receivable balances to determine if any receivables will potentially be uncollectible and includes any amounts that are determined to be uncollectible in the allowance for doubtful accounts.

Deferred offering costs

Deferred offering costs, which consist of direct incremental legal, consulting, and accounting fees and printer costs relating to an anticipated public offering, were capitalized and recorded against proceeds upon the consummation of the offering. After the consummation of the Business Combination, costs allocated to equity-classified instruments are recorded as a reduction to additional paid-in capital. Costs allocated to liability-classified instruments are expensed.

Stock-based compensation

Stock-based compensation expense related to restricted stock units (“RSUs) and stock options (“Options”) is recognized based on grant date fair value on a straight-line basis over the respective requisite service periods and forfeitures are accounted for when they occur. For RSUs with market and service conditions, these vest over the derived service period and are subject to graded vesting. The market condition for these awards will be met and one-third of the RSU will vest if the Class A Common Stock price reaches or exceeds a volume-weighted average price of $12.50, $15.00 and $18.00 for any 20 days within any 30 days trading period.

The fair value on the grant date of the restricted stock units is determined based on the number of units granted and the quoted price of the Company’s common stock. The fair value of employee stock options is determined using the Black-Scholes model, which requires the use of a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. The stock-based compensation expense for RSUs and options are recognized on a straight-line basis over the requisite service period which is generally one to three years and one to two years, respectively.

Derivatives

The Company accounts for derivative financial instruments as either equity or liabilities in accordance with ASC Topic 815, Derivatives and Hedging, or ASC 815, based on the characteristics and provisions of each instrument. Embedded derivatives are required to be bifurcated from the host instruments and recorded at fair value if the derivatives are not clearly and closely related to the host instruments on the date of issuance. Derivative instrument liabilities are classified in the condensed consolidated balance sheets as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

The Company accounts for warrants as equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480 Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Class A Common Stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each reporting date while the warrants are outstanding.

Redeemable preferred stock

The Redeemable Preferred Stock is redeemable at the option of the holder at the fifth year of anniversary of the issuance and at any point in time by the Company. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Redeemable Preferred Stock is classified as temporary equity, as any event that is outside the Company’s control (regardless of probability) could trigger the security to become redeemable outside the Company’s control.

Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares assuming the dilutive effect of common stock equivalents.Potential common shares from stock options, unvested restricted stock units, earnout awards and common stock warrants are computed using the treasury stock method. Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued.

As the Merger has been accounted for as a reverse recapitalization, the consolidated financial statements of the merged entity reflect the continuation of Mondee Holdings, Inc. financial statements; Mondee Holdings, Inc. equity has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, ITHAX. As a result, net loss per share was also retrospectively adjusted for periods ended prior to the Merger. See Note 3 for details of this recapitalization and Note 17 for discussions of the retrospective adjustment of net loss per share

Recently adopted accounting pronouncements

On January 1, 2022, the Company adopted Financial Accounting Standards Board (“FASB”) ASU No. 2016-02, Leases (Topic 842), which requires recognition of right-of-use (“ROU”) assets and lease liabilities for most leases on the Company’s Condensed Consolidated Balance Sheet. The Company adopted Topic 842 using a modified retrospective transition approach as of the effective date as permitted by the amendments in ASU 2018-11. As a result, the Company was not required to adjust its comparative periods’ financial information for effects of the standard or make the new required lease disclosures for the periods before the date of adoption (i.e., January 1, 2022). The Company elected the package of practical expedients which allowed the Company not to reassess (1) whether existing or expired contracts, as of the adoption date, contain leases, (2) the lease classification for existing leases, and (3) whether existing initial direct costs meet the new definition. The Company also elected the practical expedient to not separate lease and non-lease components for its facility leases. The Company notes that adopting the new standard resulted in recording a lease liability and right- of-use asset associated with the Company’s facility lease agreement totaling $2,282 and $2,200, respectively, as of January 1, 2022.

In August 2020, the FASB issued ASU No. 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for the Company for fiscal years beginning after December 31, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020 and adoption must be as of the beginning of the Company’s annual fiscal year. The Company adopted ASU 2020-06 beginning with our fiscal year starting on January 1, 2022 with no impact on its Condensed Consolidated Financial Statements.

Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” or ASU No. 2016-13. The amendments in ASU No. 2016-13 introduce an approach based on expected losses to estimated credit losses on certain types of financial instruments, modify the impairment model for available-for-sale debt securities and provide for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company January 1, 2023, with early application permitted. The Company is evaluating the impact of adopting this new accounting guidance on its Condensed Consolidated Financial Statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates

The preparation of consolidated financial statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. We base our estimates on historical experience and on various other factors we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the useful lives of property and equipment, revenue recognition, allowances for doubtful accounts and customer chargebacks, the valuation of financial instruments, acquisition purchase price allocations, the valuation of intangible and other long- lived assets, income taxes, impairment of goodwill and indefinite life intangibles, capitalization of software development costs, and other contingencies.

The COVID-19 pandemic has created and may continue to create significant uncertainty in macroeconomic conditions, which may cause further business disruptions and adversely impact our results of operations. As a result, many of our estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, our estimates may change materially in future periods.

Cash, cash equivalents, restricted cash, and restricted short-term investments

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of cash on hand, highly liquid investments in money market funds and various deposit accounts.

We record certificate of deposits (“CDs”) with original maturities greater than three months as short-term investments on the consolidated balance sheets. These investments are held to maturity and recorded at amortized cost basis.

We have entered into agreements with financial institutions to extend letters of credit to certain airlines and the Airlines Reporting Corporation (“ARC”). These letters of credit are extended to secure payment for the potential purchase of airline tickets in the ordinary course of business. We have placed short-term certificates of deposits and investment in money market funds with financial institutions as collateral under these arrangements and accordingly they have been presented as ‘restricted short-term investments’ and ‘restricted cash and cash equivalents’, respectively, on the consolidated balance sheets.

The following table provides a reconciliation of cash and cash equivalents reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2021	2020
Cash and cash equivalents	$15,506	$31,425
Restricted cash	—	100
	$15,506	$31,525

Accounts receivable and allowance for doubtful accounts

Accounts receivable from customers are recorded at the original invoiced amounts net of an allowance for doubtful accounts. The allowance for doubtful accounts and contract assets was estimated based on historical experience, aging of the receivable, credit quality of the customers, economic trends and other factors that may affect our ability to collect from customers.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed on a straight-line basis using mid-month convention over the estimated useful lives of the related assets. Repairs and maintenance expenditures are expensed as incurred. Leasehold improvements are amortized over the shorter of the useful life or lease term.

Our property and equipment are assigned the following useful lives:

Useful Lives
Computer equipment	3 – 7 years
Furniture and office equipment	5 – 7 years
Capitalized software	3 years

Website and internal-use software development costs

Acquisition costs and certain direct development costs associated with website and internal-use software are capitalized and include external direct costs of services and payroll costs for employees devoting time to the software projects principally related to platform development, including support systems, software coding, designing system interfaces and installation and testing of the software. These costs are recorded as property and equipment and are generally amortized beginning when the asset is substantially ready for use. Costs incurred for enhancements that are expected to result in additional features or functionalities are capitalized and amortized over the estimated useful life of the enhancements which is considered to be three years. We evaluate the useful lives of these assets on an annual basis and test for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.

Business combination

The total purchase consideration for an acquisition is measured as the fair value of the assets transferred, equity instruments issued, and liabilities assumed at the acquisition date. Costs that are directly attributable to the acquisition are expensed as incurred and included in general and administrative expense in our consolidated statements of operations. Identifiable assets (including intangible assets) and liabilities assumed (including contingent liabilities) are measured initially at their fair values at the acquisition date. We recognize goodwill if the fair value of the total purchase consideration is in excess of the net fair value of the identifiable assets acquired and the liabilities assumed. Determining the fair value of assets acquired and liabilities assumed requires us to use significant judgment and estimates including the selection of valuation methodologies, cost of capital, future cash flows, and discount rates. Our estimates of fair value are based on assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, not to exceed one year from the date of acquisition, we may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill. We include the results of operations of the acquired business in the consolidated financial statements beginning on the acquisition date.

Our acquisitions include an earn-out consideration as part of the purchase price that is classified as a liability. The fair value of the earn-out consideration is estimated as of the acquisition date based on our estimates and assumptions, including valuations that utilize customary valuation procedures and technique. The fair value measurement includes inputs that are Level 3 measurement (unobservable inputs in which little or no market data exists). Should actual results increase or decrease as compared to the assumption used in our analysis, the fair value of the earn-out consideration obligations will increase or decrease, as applicable. Changes in the fair value of the earn-out consideration are recorded within operating expenses.

Recoverability of goodwill and indefinite-lived intangible assets

Goodwill is not subject to amortization and is tested annually or more when events and circumstances indicate impairment may have occurred. In the evaluation of goodwill for impairment, we typically perform our qualitative assessment, prior to performing the quantitative analysis, to determine whether the fair value of the goodwill is more likely than not impaired. If a quantitative assessment is made we compare the fair value of the reporting unit to the carrying value and, if applicable, record an impairment charge based on the excess of the reporting unit’s carrying amount over its fair value.

We generally base our measurement of fair value of reporting units, on a blended analysis of the present value of future discounted cash flows and market valuation approach. The discounted cash flows model indicates the fair value of the reporting units based on the present value of the cash flows that we expect the reporting units to generate in the future. Our significant estimates in the discounted cash flows model include: our weighted average cost of capital; long-term rate of growth and profitability of our business; and working capital effects. The market valuation approach indicates the fair value of the business based on a comparison of the Company to comparable publicly traded firms in similar lines of business. Our significant estimates in the market approach model include identifying similar companies with comparable business factors such as size, growth, profitability, risk and return on investment and assessing comparable revenue and operating income multiples in estimating the fair value of the reporting units.

We believe the weighted use of discounted cash flows and market approach is the best method for determining the fair value of our reporting units because these are the most common valuation methodologies used within the travel and internet industries; and the blended use of both models compensates for the inherent risks associated with either model if used on a stand-alone basis.

In our evaluation of our indefinite-lived intangible assets, we typically first perform a qualitative assessment prior to performing the quantitative analysis, to determine whether the fair value of the indefinite- lived intangible asset is more likely than not impaired. An impairment charge is recorded for the excess of the carrying value of indefinite-lived intangible assets over their fair value, if necessary. We base our measurement of fair value of indefinite-lived intangible assets, which consist of trade name, using the relief- from-royalty method. This method assumes that the trade name has value to the extent that its owner is relieved of the obligation to pay royalties for the benefits received from them.

Intangible assets

Intangible assets are amortized over the period of estimated benefit using the straight-line method, as the consumption pattern of the asset is not apparent. No significant residual value is estimated for intangible assets.

Amortization Period
Covenants not to compete	5 years
Trade name with definite life	20 years
Acquired technology	10 years
Customer relationships	5 – 10 years
Supplier relationships	15 years
Developed technology	5 – 10 years

Recoverability of intangible assets with definite lives and other long-lived assets

Intangible assets with definite lives and other long-lived assets are carried at cost and are amortized on a straight-line basis over their estimated useful lives of one to twenty years. We review the carrying value of long-lived assets or asset groups, including property and equipment, to be used in operations whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that would necessitate an impairment assessment include a significant adverse change in the extent or manner in which an asset is used, a significant adverse change in legal factors or the business climate that could affect the value of the asset, or a significant decline in the observable market value of an asset, among others. If such facts indicate a potential impairment, we will assess the recoverability of an asset group by determining if the carrying value of the asset group exceeds the sum of the projected undiscounted cash flows expected to result from the use and eventual disposition of the assets over the remaining economic life of the primary asset in the asset group. If the recoverability test indicates that the carrying value of the asset group is not recoverable, we will estimate the fair value of the asset group using appropriate valuation methodologies which would typically include an estimate of discounted cash flows. Any impairment would be measured as the difference between the asset groups carrying amount and its estimated fair value.

Assets held for sale, to the extent we have any, are reported at the lower of cost or fair value less costs to sell.

Revenue recognition

Our revenues are generated by providing online travel reservation services, which principally allows travelers to book travel reservations with travel suppliers through our platforms. These services are primarily related to reservation of airline tickets. It also includes, to a lesser extent, services related to reservation of hotel accommodation, rental car, travel insurance and other travel products and services. While we generally refer to a consumer that books travel reservation services on our platforms as our customer, for accounting purposes; our customers are the travel suppliers. Our contracts with travel suppliers give them the ability to market their reservation availability without transferring responsibility to deliver the travel service to us. Therefore, we are an agent in a transaction and our revenues are presented on a net basis (that is, the amount billed to a traveler less the amount paid to a travel supplier) in the consolidated statements of operations. Our revenue is earned through service fees, margins and commissions.

We earn incentives from airline companies which are recognized based on the achievement of targets set by contract, that mainly relate to the amount of airline ticket bookings that have been flown, and consequently are not subject to cancellation. We also receive incentives from our Global Distribution System (“GDS”) service providers based on the volume of segment bookings mediated by us through the GDS systems. In addition to the above travel-related revenue, we also generate revenue from incentives received from credit card companies for ancillary services based on the volume of transaction amount processed by us.

Revenue from service fee, margin and commission on sale of airline tickets is recognized when the traveler books the airline ticket as the performance obligation is satisfied by us on issuance of an airline ticket to the traveler. Revenue is recorded net of cancellation, refunds and chargebacks. In the event of cancellation of airline tickets, revenue recognized in respect of commissions and margins earned by us on such tickets is reversed and is netted off from the revenue earned during the fiscal period at the time the cancellation is made by the customers.

Revenue from commission and margin on other travel products and services is recognized when the traveler completes the reservation as our performance obligation is satisfied at that point.

Revenue relating to contracts with travel suppliers which include incentive payments from airline companies and GDS are accounted for as variable consideration when the amount of revenue to be recognized can be estimated to the extent that it is probable that a significant reversal of any incremental revenue will not occur. This revenue is recognized net off cancellations, refunds and shortfall penalty fees, as applicable, at a time when performance targets are achieved.

When an airline ticket is purchased, there is a risk of customer chargebacks including those related to fraud. We record estimates for chargebacks of our fees or margin or commission earned upon sale of airline tickets as variable consideration. We record estimates for losses related to chargebacks of the cost of tickets as an operating expense classified within sales and other expense. Reserves are recorded based on our assessment of various factors, including the amounts of actual chargeback activity during the current year.

Our ‘Rocketrip’ platform offers a corporate travel cost savings solution through its technology platform. We generate subscription and set-up revenue from customers who are provided access to our platform as software-as-a-service. Revenue is recognized over the term of the contract.

‘Tripplanet’ is an end-to-end business travel platform for small to medium sized businesses, membership organizations, associations, educational institutions, and NGOs. The platform combines Mondee’s global content hub, marketplace, and conversational commerce engine to provide organizations discounted rates for airfare, hotels, and cars using our private platform. Individuals within these organizations can also utilize the platform for leisure travel. The platform is set up as a subscription base service where revenue is recognized over the term of the contract. Revenue from commission and margin on the travel bookings are recognized when the traveler completes the reservation as our performance obligation is satisfied.

‘Unpub’ provides consumer groups access to a subscription based private membership travel platform where they can purchase flights, reserve hotel rooms and rental cars, and receive member benefits. Revenue related to the subscription platform is recorded over the contract period. Revenue from commission and margin on the travel bookings are recognized when the traveler completes the reservation as our performance obligation is satisfied.

Sales and other expenses

Sales and other expenses are generally variable in nature and consist primarily of: (1) credit cards and other payment processing fees associated with merchant transactions; (2) fees paid to third parties that provide call center, website content translations, fraud protection services and other services; (3) customer relations costs and (4) customer chargeback provisions.

Personnel expenses

Personnel expenses consist of compensation to the Company’s personnel, including salaries, stock- based compensation, bonuses, payroll taxes and employee health and other benefits.

Marketing expenses

We report advertising and affiliate marketing costs under “Marketing expenses” in the consolidated statements of operations.

Advertising costs are expensed as incurred. These costs primarily consist of direct costs from search engines and internet portals, television, radio and print spending, private label, public relations, and other costs. The Company incurred advertising expenses of approximately $16,595 and $11,455 during the years ended December 31, 2021 and 2020, respectively.

The Company makes use of affiliate marketing to promote airline ticket sales and generate bookings through its websites and platform. The platform provides affiliates with technology and access to a wide range of products and services. The Company pays commission to third party affiliates for the bookings originated through the Company’s websites and platform based on targeted merchandising and promotional strategies implemented by the Company from time to time.

Information technology

Information technology expenses consist primarily of: (1) software license and system maintenance fees; (2) outsourced data center and web hosting costs; (3) payments to contractors; and (4) data communications and other expenses associated with operating the Company’s services.

Debt issuance costs and debt discounts

Debt issuance costs include costs incurred in connection with the issuance of debt, which are presented in the consolidated balance sheets as a direct deduction from the carrying amount of the related debt liability and are amortized over the term of the debt to interest expense. Debt issuance costs of the revolving credit facility are amortized on a straight-line basis, while all other debt issuance costs are amortized using the effective interest method. Debt discounts incurred in connection with the issuance of debt have been reported as a direct deduction to the carrying value of debt and are being amortized to interest expense using the effective interest method. Amortization of debt issuance costs and debt discounts included in interest expense was $2,361, and $551 for the years ended December 31, 2021 and 2020, respectively.

Stock-based compensation

The Company’s employees and independent consultants participate in Parent’s stock-based compensation plans. Stock-based compensation expense has been allocated by the Company based on the awards and terms granted to the Company’s employees and independent consultants. The fair value of awards in the Parent issued to the Company’s employees are treated as capital contributions and the associated stock-based compensation expense are expensed on the Company’s Statements of Operations.

The Company accounts for stock-based awards in accordance with ASC 718, Compensation — Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated financial statements based on their fair values. The Company uses the estimated grant date calculated fair value method of accounting for all share based payment awards. The Company recognizes compensation costs on a straight-line basis over the requisite service period of the award, which is generally the option vesting term of four years.

The Company estimates the fair value of awards using the Black-Scholes option pricing model. The model requires management to make a number of assumptions including expected volatility, expected term, risk free interest rate and expected dividends. The fair value of the awards is expensed over the related service period which is typically the vesting period.

Equity based compensation expense is based on awards that are expected to vest. The Company accounts for forfeitures as they occur. The Company evaluates the assumptions used to value its share based awards on an annual basis.

Employee benefits

Contributions to defined contribution plans are charged to the consolidated statements of operations in the period in which services are rendered by the covered employees. Current service costs for defined benefit plans are recognized in the period to which they relate. The liability in respect of defined benefit plans is calculated annually by the Company using the projected unit credit method. The Company records annual amounts relating to its defined benefit plans based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, future compensation increases and attrition rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recognized as a component of net periodic cost. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. These assumptions may not be within the control of the Company and accordingly it is reasonably possible that these assumptions could change in future periods. The Company reports the net periodic cost under personnel expenses on the consolidated statement of operations.

The Company recognizes its liabilities for compensated absences depending on whether the obligation is attributable to employee services already rendered, rights to compensated absences vest or accumulate and payment is probable and estimable.

Income taxes

The Company is subject to payment of federal and state income taxes in the U.S. and other forms of income taxes in other jurisdictions. Consequently, the Company determines its consolidated provision for income taxes based on tax obligations incurred using the asset and liability method. Under this method, deferred tax assets and liabilities are calculated based upon the temporary differences between the consolidated financial statement and income tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The deferred tax assets are recorded net of a valuation allowance when, based on the weight of available evidence, the Company believes it is more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods.

The Company evaluates uncertain tax positions to determine if it is more likely than not that they would be sustained upon examination. The Company records a liability when such uncertainties fail to meet the more likely than not threshold.

A US shareholder is subject to current tax on “global intangible low-taxed income” (GILTI) of its controlled foreign corporations (CFCs). The Company is subject to tax under GILTI provisions and includes its CFCs income in its US income tax provision in the period the CFCs earn the income.

Foreign currency translation

The assets and liabilities of subsidiaries whose functional currency is other than the U.S. dollar are translated at the period end rate of exchange. Consolidated statements of operations items are translated at the average rates prevailing during the period. The resulting translation adjustment is recorded as a component of accumulated other comprehensive income (loss) and is included in consolidated statements of stockholder’s equity (deficit).

Foreign currency transactions

Transactions in foreign currencies are translated into the functional currency at the rates of exchange prevailing at the date of the transaction. Monetary items denominated in foreign currency remaining unsettled at the end of the year are translated at the closing rates as of the last day of the year. Gains or losses, if any, on account of exchange difference either on settlement or translation are recognized in consolidated statements of operations. Foreign currency transaction gains and losses will be included in “Other income (expense), net” in the Company’s consolidated statements of operations.

Comprehensive loss

Comprehensive loss is comprised of net loss and other comprehensive loss. Other comprehensive loss includes gains and losses on foreign currency translation.

Segment reporting

We identify a business as an operating segment if: i) it engages in business activities from which it may earn revenues and incur expenses; ii) its operating results are regularly reviewed by the Chief Operating Decision Maker (“CODM”), who is our Chief Executive Officer (‘CEO’), to make decisions about resources to be allocated to the segment and assess its performance; and iii) it has available discrete financial information. The CODM reviews financial information at the operating segment level to allocate resources and to assess the operating results and financial performance for each operating segment. Operating segments are aggregated into a reportable segment if the operating segments are determined to have similar economic characteristics and if the operating segments are similar in the following areas: i) nature of products and services; ii) nature of production processes; iii) type or class of customer for their products and services; iv) methods used to distribute the products or provide services; and v) if applicable, the nature of the regulatory environment.

We have two operating segments: ‘Travel Marketplace’ and ‘SAAS Platform’. The Travel Marketplace segment (transactional business serving the end travelers directly or through travel affiliates) primarily consists of selling airline tickets through our proprietary platform. The SAAS Platform segment offers corporate travel cost savings solutions through its own technology platform. Our operating segments are also our reportable segments. See Note 14 for segment information.

Fair value measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels which are directly related to the amount of subjectivity associated with the inputs to the valuation of these assets or liabilities are as follows:

●	Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
●	Level 2 — Inputs that are observable, either directly or indirectly. Such prices may be based upon quoted prices for identical or comparable securities in active markets or inputs not quoted on active markets, but corroborated by market data.
●	Level 3 — Unobservable inputs that are supported by little or no market activity and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

Certain risks and concentrations

Our business is subject to certain risks and concentrations including dependence on relationships with travel suppliers, primarily airlines, dependence on third-party technology providers, exposure to risks associated with online commerce security and payment related fraud. We also rely on global distribution system partners and third-party service providers for certain fulfillment services.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable. The Company does not consider there to be significant concentration of credit risk relating to accounts receivables. The Company’s cash and cash equivalents and restricted cash are on deposit with major financial institutions. Such deposits may be in excess of insured limits. The Company believes that the financial institutions that hold the Company’s cash are financially sound, and accordingly, minimum credit risk exists with respect to these balances. The Company has not experienced any losses due to institutional failure or bankruptcy. The Company performs credit evaluations of its customers and generally does not require collateral for sales on credit. The Company’s accounts receivable comprise of amounts due from affiliates, airline companies and global distribution system companies which are well established institutions that the Company believes to be of high quality. The Company reviews accounts receivable balances to determine if any receivables will potentially be uncollectible and includes any amounts that are determined to be uncollectible in the allowance for doubtful accounts.

Contingent liabilities

Loss contingencies arise from claims and assessments and pending or threatened litigation that may be brought against the Company by individuals, governments, or other entities. Based on the Company’s assessment of loss contingencies at each consolidated balance sheet date, a loss is recorded in the consolidated financial statements if it is probable that an asset has been impaired, or liability has been incurred and the amount of the loss can be reasonably estimated. If the amount cannot be reasonably estimated, we disclose information about the contingency in the consolidated financial statements. We also disclose information in the consolidated financial statements about reasonably possible loss contingencies.

The Company will review the developments in the contingencies that could affect the amount of the provisions that have been previously recorded, and the matters and related reasonably possible losses disclosed. The Company will adjust provisions and changes to its disclosures accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. Significant judgment is required to determine both the probability and the estimated amount of loss. These estimates have been based on our assessment of the facts and circumstances at each consolidated balance sheet date and are subject to change based on new information and future events.

Outcomes of litigation and other disputes are inherently uncertain. Therefore, if one or more of these matters were resolved against the Company for amounts in excess of management’s expectations, the consolidated results of operations and financial condition, including in a particular reporting period in which any such outcome becomes probable and estimable, could be materially adversely affected.

Recently adopted accounting policies

In August 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other — Internal Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The intent of this pronouncement is to align the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software as defined in ASC 350-40. Under ASU 2018-15, the capitalized implementation costs related to a cloud computing arrangement will be amortized over the term of the arrangement and all capitalized implementation amounts will be required to be presented in the same line items of the Consolidated financial statements as the related hosting fees. ASU 2018-15 is effective for public and private companies’ fiscal years beginning after December 15, 2019, and December 15, 2020, respectively, and interim periods within those fiscal years, with early adoption permitted. The Company adopt ASU 2018-15 under the private company transition guidance as of January 1, 2021. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 requires a lessee to recognize in the Consolidated balance sheet a liability to make lease payments (the lease liability) and a right- to-use asset representing its right to use the underlying asset for the lease term. This ASU is effective for public and private companies’ fiscal years beginning after December 15, 2018, and December 15, 2021, respectively, with early adoption permitted. The Company expects to adopt ASU 2016-02 beginning January 1, 2022 and is currently evaluating the impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and subsequent related ASUs, which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for public and private companies’ fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, and December 15, 2022, respectively. The Company is currently evaluating the impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU no. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU eliminates two models in ASC 470-20 for convertible instruments that require separate accounting for embedded conversion features namely cash conversion model and beneficial conversion feature model. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effect of share settlement for instruments that may be settled in cash or shares. The ASU is effective for the Company for fiscal years beginning after December 15, 2021, including interim periods therein. Early adoption is permitted. The Company is currently evaluating the impact that adopting this standard will have on the consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). This guidance clarifies certain aspects of the current guidance to promote consistency among reporting of an issuer’s accounting for modifications or exchanges of freestanding equity- classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for all entities, including adoption in an interim period. The Company is currently evaluating the potential impact of this adoption on its consolidation financial statements.